Income taxes - Deferred income taxes (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Net operating loss and tax credit carryforwards	€ 5,665	€ 11,840
Prepaid expense and other current assets	310	1,335
Property and equipment	0	1
Accrued expenses and other current liabilities	157	26
Operating lease liability	14,843	28,132
Other long-term liabilities	47	115
Other	0	0
Deferred tax assets (gross)	21,022	41,449
Less valuation allowance	(1,388)	(536)
Subtotal	19,634	40,913
Offsetting	(19,608)	(40,912)
Deferred tax assets	26	1
Deferred tax liabilities:
Cash and cash equivalents	722	0
Intangible assets, net	51,257	52,928
Property and equipment	2,334	2,875
Operating lease right-of-use assets	15,089	27,106
Other	16	179
Subtotal	69,418	83,088
Offsetting	(19,608)	(40,912)
Deferred tax liabilities	€ 49,810	€ 42,176